Other Expense By Nature	12 Months Ended
Dec. 31, 2020
Disclosure Of Cost And Expenses By Nature [Abstract]
Other Expense By Nature

32.  OTHER EXPENSE, BY NATURE

Other miscellaneous operating expenses for the years ended December 31, 2020, 2019 and 2018, are as follows:

	For the years ended December 31,
	2020	2019	2018
Other expenses	ThUS$	ThUS$	ThUS$
Professional, outsourced and other services	(473,655)	(518,101)	(473,787)
Administrative expenses	(99,813)	(106,433)	(91,376)
Repairs and maintenance	(232,305)	(253,036)	(203,381)
Indemnities and fines	(8,886)	(11,535)	(11,966)
Taxes and charges	(24,470)	(25,673)	(20,548)
Insurance premiums	(39,525)	(38,755)	(37,793)
Leases and rental costs	(10,641)	(10,341)	(27,885)
Public relations and advertising	(9,175)	(11,811)	(12,737)
Other supplies and services	(161,673)	(155,940)	(126,511)
Travel expenses	(2,892)	(16,324)	(12,790)
Environmental expenses	(2,243)	(2,760)	(2,311)
Total	(1,065,278)	(1,150,709)	(1,021,085)

Research expenses are recognized directly in income for the year. The amount of these expenses for the years ended December 31, 2020, 2019 and 2018, amounted to ThUS$54,  ThUS$86 and ThUS$856, respectively.